Other reserves (Tables)	12 Months Ended
Dec. 31, 2024
Other reserves
Schedule of other reserves

				Share‑based
	Capital	Merger	Statutory	compensation	Other
	reserve	reserve	reserve	reserve	reserve	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Note (a)	Note (b)	Note (c)	Note (d)	Note (e)
At 1 January 2023	796,932	(10,000)	42,777	257,692	(58,891)	1,028,510
Translation of foreign operations	—	—	—	—	(790)	(790)
Revaluation of investment properties	—	—	—	—	(1,498)	(1,498)
Disposal of subsidiary	—	—	(5)	—	—	(5)
Share-based payment reserve	—	—	—	7,500	—	7,500
Addition of paid-in capital	170,001	—	—	—	—	170,001
Convertible note convert into shares	24,417	—	—	—	—	24,417
At 31 December 2023	991,350	(10,000)	42,772	265,192	(61,179)	1,228,135

At 31 December 2023 and 1 January 2024	991,350	(10,000)	42,772	265,192	(61,179)	1,228,135
Translation of foreign operations	—	—	—	—	(302)	(302)
Expire of convertible note	—	—	—	1,797	—	1,797
At 31 December 2024	991,350	(10,000)	42,772	266,989	(61,481)	1,229,630